CASH GENERATED FROM OPERATIONS	12 Months Ended
Dec. 31, 2025
Statement of cash flows [abstract]
CASH GENERATED FROM OPERATIONS	CASH GENERATED FROM OPERATIONS

	US Dollars
Figures in millions	2025	2024	2023

Profit before taxation	4,276	1,672	63
Adjusted for:
Movement on non-hedge derivatives and other commodity contracts	—	(15)	9
Amortisation of tangible and right of use assets (Note 4)	1,286	751	657
Amortisation of intangible assets (Note 4)	1	1	1
Finance costs and unwinding of obligations (Note 6)	220	167	157
Environmental, rehabilitation, silicosis and other provisions	(64)	(57)	(75)
Net impairment (reversal of impairment)	40	(47)	234
Net loss (profit) on sale of assets and derecognition of assets	48	(14)	(14)
Other expenses (non-cash portion)	110	33	71
Finance income	(152)	(160)	(127)
Share of associates and joint ventures’ profit	(255)	(155)	(207)
Other non-cash movements	12	116	27
Other exchange losses	61	25	168
Movements in working capital	(174)	(254)	(93)
	5,409	2,063	871
Movements in working capital:
Increase in inventories	(57)	(78)	(58)
Increase in trade, other receivables and other assets	(219)	(182)	(117)
Increase in trade and other payables	102	6	82
	(174)	(254)	(93)